Label	Element	Value
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	$ 265,657,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	$ 89,689,000